Related parties (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Research and development services received	₨ 105	₨ 105		₨ 97
Sale of goods	22	14		23
Lease rentals received	1	1		0
Research and development services provided	93	58		103
Lease rentals paid	37	35		35
Catering expenses paid	301	344		270
Hotel expenses paid	8	22		26
Facility management services paid	36	24		0
Purchase of Solar power	127	108		0
Civil works	55	101		106
Professional consultancy services paid	30	4		1
Contributions towards social development	232	233		220
Salaries to relatives of Key Management Personnel	8	7		5
Others	₨ 0	₨ 0	[1]	₨ 0

[1]	Rounded to the nearest million.